As filed with the Securities and Exchange Commission on August 11, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-3489

THE WRIGHT MANAGED EQUITY TRUST
177 West Putnam Ave.
Greenwich, Connecticut 06830

Michael J. McKeen, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2015 – June 30, 2015

ITEM 1. REPORT TO STOCKHOLDERS.

The Wright Managed Blue Chip Investment Funds

The Wright Managed Blue Chip Investment Funds consist of three equity funds from The Wright Managed Equity Trust and one fixed-income fund from The Wright Managed Income Trust. Each of the four funds have distinct investment objectives and policies. They can be used individually or in combination to achieve virtually any objective. Further, as they are all “no-load” funds (no commissions or sales charges), portfolio allocation strategies can be altered as desired to meet changing market conditions or changing requirements without incurring any sales charges.

Approved Wright Investment List

Securities selected for investment in these funds are chosen mainly from a list of “investment grade” companies maintained by Wright Investors’ Service (“Wright”, “WIS” or the “Adviser”). Over 37,000 global companies (covering 69 countries) in Wright’s database are screened as new data becomes available to determine any eligible additions or deletions to the list. The qualifications for inclusion as “investment grade” are companies that meet Wright’s Quality Rating criteria. This rating includes fundamental criteria for investment acceptance, financial strength, profitability & stability and growth. In addition, securities, which are not included in Wright’s “investment grade” list, may also be selected from companies in the fund’s specific benchmark (up to 20% of the market value of the portfolio) in order to achieve broad diversification.

Three Equity Funds

Wright Selected Blue Chip Equities Fund (WSBC) (the “Fund”) seeks to enhance total investment return through price appreciation plus income. The Fund’s portfolio is characterized as a blend of growth and value stocks. The market capitalization of the companies is typically between $1-$10 billion at the time of the Fund’s investment. The Adviser seeks to outperform the Standard & Poor’s MidCap 400 Index (“S&P MidCap 400”) by selecting stocks using fundamental company analysis and company specific criteria such as valuation and earnings trends. The portfolio is then diversified across industries and sectors.

Wright Major Blue Chip Equities Fund (WMBC) (the “Fund”) seeks to enhance total investment return through price appreciation plus income by providing a broadly diversified portfolio of equities of larger well-established companies with market values of $5-$10 billion or more. The Adviser seeks to outperform the Standard & Poor’s 500 Index (“S&P 500”) by selecting stocks, using fundamental company analysis and company specific criteria such as valuation and earnings trends. The portfolio is then diversified across industries and sectors.

Wright International Blue Chip Equities Fund (WIBC) (the “Fund”) seeks total return consisting of price appreciation plus income by investing in a broadly diversified portfolio of equities of well-established, non-U.S. companies. The Fund may buy common stocks traded on the securities exchange of the country in which the company is based or it may purchase American Depositary Receipts (“ADR’s”) traded in the United States. The portfolio is denominated in U.S. dollars and investors should understand that fluctuations in foreign exchange rates may impact the value of their investment. The Adviser seeks to outperform the MSCI World ex U.S. Index (“MSCI World ex U.S.”) by selecting stocks using fundamental company analysis and company-specific criteria such as valuation and earnings trends. The portfolio is then diversified across industries, sectors and countries.
(continued on inside back cover)

.

Table of Contents

Investment Objectives	inside front
Letters to Shareholders	2
Fund Expenses	4
Board of Trustees Annual Approval of the Investment Advisory Agreement	42
Important Notices Regarding Delivery of Shareholder Documents, Portfolio Holdins and Proxy Voting	44

FINANCIAL STATEMENTS

The Wright Managed Equity Trust		The Wright Managed Income Trust

Wright Selected Blue Chip Equities Fund		Wright Current Income Fund
Portfolio of Investments	6	Portfolio of Investments	28
Statement of Assets and Liabilities	8	Statement of Assets and Liabilities	33
Statements of Operations	8	Statement of Operations	33
Statements of Changes in Net Assets	9	Statments of Changes in Net Assets	34
Financial Highlights	10	Financial Highlights	35

Wright Major Blue Chip Equities Fund		Notes to Financial Statements	36
Portfolio of Investments	11
Statements of Assets and Liabilities	12
Statment of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14

Wright International Blue Chip Equities Fund
Portfolio of Investments	15
Statement of Assets and Liabilities	17
Statement of Operations	17
Statements of Changes in Net Assets	18
Financial Highlights	19

Notes to Financial Statements	20

Letter to Shareholders

Dear Shareholder:

SUMMARY:  The second quarter was a difficult period for investors, both in equities and fixed-income instruments, the U.S. and abroad. The major U.S. stock indexes closed mixed, with the S&P 500 returning 0.3% while the Dow Jones Industrial Average fell by that much. NASDAQ did better, returning 2.0%. Yet U.S. stocks largely outperformed their foreign counterparts, as European markets were roiled by Greece’s debt default and Chinese stocks were in severe correction mode. Bonds recorded their first negative quarter since the end of 2013. Adding to the uneasiness, investors now generally expect the Federal Reserve to being raising interest rates later this year, possibly as early as September, as the U.S. economy shows modest improvement, although events abroad may force it to forestall that action until later.

U.S. stocks closed mixed for the second quarter after losing ground in June, leaving the S&P 500 modestly positive and the Dow Jones Industrial Average unchanged for the year. Both the Dow and S&P 500 fell about 2% in June, with the S&P gaining 0.3% for the quarter and the Dow off by that much.  Year to date, the S&P is up 1.2% while the Dow is unchanged. But NASDAQ managed a 2.0% gain for Q2, closing the quarter just 3.3% below its all-time high of 5160 and up 5.9% so far this year.

Foreign markets fared even worse as Greece defaulted on a loan payment to the IMF and the sell-off in Chinese stocks accelerated.  The broad-based Stoxx Europe 600 fell 4.6% in local currency in June, leading to a 4% decline for the quarter. Other major European indexes were also down on the order of 4% for the month. The Shanghai composite index ended the second quarter with a 14% gain (32% YTD) but has been in virtual freefall since mid-June, falling 17%, as investors take profits. Including the first three days of July, the index is down nearly 30% off its recent highs.

Bonds also had a difficult Q2, recording their first negative quarter since the end of 2013. The Barclays U.S. Bond Market Aggregate fell 1.1% in June, dragging its quarterly return down to a negative 1.7% and pushing it into the red for the year. Euro zone sovereign bonds did even worse, losing nearly 6%, their worst performance since at least 1985.

The main force driving down the markets, in addition to the Greek debacle, has been the specter of the first interest rate increases by the Federal Reserve in eight years. Based on recent Fed communications, the consensus forecast is for a small (25 basis point) increase later in the year, possibly September, followed by another one before year end. Any rate increase, however, is highly contingent on the performance of the U.S. economy, which has shown signs of growing, if unevenly, following a weak first quarter.

On the consumer front, spending and confidence have snapped back sharply. May retail sales jumped 1.2% while the previous two months were revised upward. Consumer spending, a broader category than retail sales, climbed 0.9% in May, the biggest increase since August 2009. A big part of the increase was fueled by a 0.5% rise in personal incomes in both April and May, the best two-month increase in over a year. Not surprisingly, consumer confidence indicators are on the rise. The housing sector has been particularly robust.

But growth in other parts of the economy remains uneven and inconsistent, particularly in the all-important employment sector. The June Labor Department report showed nonfarm payrolls rising by 223,000 jobs, slightly weaker than expected, while the previous two months’ gains were revised sharply downward.  While it was nice to see the unemployment rate falling to a seven-year low of 5.3% in June, we can’t forget that it was mostly due to fewer people looking for work. The labor force participation rate is now at 62.6%, its lowest level since 1977. On the bright side, fewer people are losing their jobs, as unemployment claims have held below 300,000 for more than four months.

For its part, the Fed lowered significantly its forecast for U.S. economic growth this year, which argues for a slow and deliberate policy on raising interest rates.  The Fed now expects U.S. GDP to grow by 1.8% to 2% this year, down from a range of 2.3% to 2.7% from its projection of just three months earlier. It also lowered its

2

interest-rate forecasts for next year and 2017. A Fed that has taken this long to raise rates is not likely to start increasing them rapidly, especially if the economy doesn’t accelerate enough and events abroad get worse, Wright believes.

Despite the challenges of the second quarter, we need to keep in mind how remarkably resilient the global financial markets have proven to be over the past several years. After an initial selloff following the breakdown of Greek bailout talks and its eventual default, for example, stocks quickly rebounded. Of course, a great deal of that resilience is based on well-founded investor confidence that central banks will continue to provide the necessary liquidity and accommodation in the event of a crisis. As a result, Wright continues to believe that a well-diversified portfolio of financial assets, including both foreign and domestic securities, remains the best course for long-term investors.

Sincerely,

Peter M. Donovan, CFA
Chief Executive Officer

3

Fund Expenses

Example:
As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including redemption fees (if applicable); and (2) ongoing costs including management fees; distribution or service fees; and other fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 – June 30, 2015).

Actual Expenses:
The first line of the tables shown on the following page provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:
The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in your Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees (if applicable).  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

4

Fund Expenses

EQUITY FUNDS

Wright Selected Blue Chip Equities Fund

	Beginning Account Value (1/1/15)	Ending Account Value (6/30/15)	Expenses Paid During Period* (1/1/15-6/30/15)
Actual Fund Shares	$1,000.00	$1,066.31	$7.17
Hypothetical (5% return per year before expenses)
Fund Shares	$1,000.00	$1,017.85	$7.00

*Expenses are equal to the Fund’s annualized expense ratio of 1.40% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).  The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2014.

Wright Major Blue Chip Equities Fund

	Beginning Account Value (1/1/15)	Ending Account Value (6/30/15)	Expenses Paid During Period* (1/1/15-6/30/15)
Actual Fund Shares	$1,000.00	$1,000.68	$6.94
Hypothetical (5% return per year before expenses)
Fund Shares	$1,000.00	$1,017.85	$7.00

*Expenses are equal to the Fund’s annualized expense ratio of 1.40% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).  The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2014.

Wright International Blue Chip Equities Fund

	Beginning Account Value (1/1/15)	Ending Account Value (6/30/15)	Expenses Paid During Period* (1/1/15-6/30/15)
Actual Fund Shares	$1,000.00	$1,042.02	$9.37
Hypothetical (5% return per year before expenses)
Fund Shares	$1,000.00	$1,015.62	$9.25

*Expenses are equal to the Fund’s annualized expense ratio of 1.85% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).  The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2014.

FIXED-INCOME FUNDS

Wright Current Income Fund

	Beginning Account Value (1/1/15)	Ending Account Value (6/30/15)	Expenses Paid During Period* (1/1/15-6/30/15)
Actual Fund Shares	$1,000.00	$1,009.35	$4.48
Hypothetical (5% return per year before expenses)
Fund Shares	$1,000.00	$1,020.33	$4.51

*Expenses are equal to the Fund’s annualized expense ratio of 0.90% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).  The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2014.

5

Wright Selected Blue Chip Equities Fund (WSBC)
Portfolio of Investments – As of June 30, 2015

Shares	Value

EQUITY INTERESTS - 99.2%

AUTOMOBILES & COMPONENTS - 1.2%
Gentex Corp.	28,255	$463,947

BANKS - 5.6%
Commerce Bancshares, Inc.	6,172	$288,664
East West Bancorp, Inc.	10,125	453,803
Fulton Financial Corp.	32,040	418,442
New York Community Bancorp, Inc.	22,500	413,550
Signature Bank*	4,330	633,869
		$2,208,328

CAPITAL GOODS - 9.4%
AECOM*	25,515	$844,036
Carlisle Cos., Inc.	9,940	995,193
Esterline Technologies Corp.*	1,990	189,727
Huntington Ingalls Industries, Inc.	6,070	683,421
ITT Corp.	3,385	141,629
Orbital ATK, Inc.	4,625	339,290
Trinity Industries, Inc.	5,645	149,197
Triumph Group, Inc.	4,310	284,417
Vectrus, Inc.*	3,885	96,620
		$3,723,530

COMMERCIAL & PROFESSIONAL SERVICES - 5.5%
Deluxe Corp.	13,940	$864,280
ManpowerGroup, Inc.	4,585	409,807
RR Donnelley & Sons Co.	42,880	747,399
Towers Watson & Co. - Class A	1,130	142,154
		$2,163,640

CONSUMER DURABLES & APPAREL - 4.8%
Hanesbrands, Inc.	44,100	$1,469,412
Vista Outdoor, Inc.*	9,250	415,325
		$1,884,737

CONSUMER SERVICES - 2.8%
Brinker International, Inc.	19,125	$1,102,556

DIVERSIFIED FINANCIALS - 3.8%
Janus Capital Group, Inc.	28,880	$494,426
MSCI, Inc.	10,010	616,115
Raymond James Financial, Inc.	6,750	402,165
		$1,512,706

ENERGY - 3.4%
HollyFrontier Corp.	6,249	$266,770
Superior Energy Services, Inc.	26,305	553,457
Western Refining, Inc.	10,140	442,307
World Fuel Services Corp.	1,910	91,584
		$1,354,118

FOOD, BEVERAGE & TOBACCO - 1.2%
Ingredion, Inc.	5,685	$453,720

HEALTH CARE EQUIPMENT & SERVICES - 9.1%
Align Technology, Inc.*	1,900	$119,149
Centene Corp.*	16,625	1,336,650
Health Net, Inc.*	11,305	724,876
	Shares	Value

MEDNAX, Inc.*	2,345	$173,788
Omnicare, Inc.	2,415	227,614
ResMed, Inc.	4,500	253,665
Universal Health Services, Inc. - Class B	3,610	512,981
VCA, Inc.*	4,550	247,543
		$3,596,266

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
Energizer Holdings, Inc.	4,995	$657,092

INSURANCE - 7.6%
American Financial Group, Inc.	6,150	$399,996
Brown & Brown, Inc.	5,675	186,481
Everest Re Group, Ltd.	2,460	447,745
HCC Insurance Holdings, Inc.	15,690	1,205,620
Reinsurance Group of America, Inc.	4,235	401,774
WR Berkley Corp.	6,937	360,238
		$3,001,854

MATERIALS - 4.5%
Packaging Corp. of America	14,630	$914,229
Rock-Tenn Co. - Class A	14,395	866,579
		$1,780,808

MEDIA - 0.4%
Meredith Corp.	3,100	$161,665

PHARMACEUTICALS & BIOTECHNOLOGY - 2.8%
Akorn, Inc.*	3,515	$153,465
Charles River Laboratories International, Inc.*	3,210	225,791
United Therapeutics Corp.*	4,065	707,107
		$1,086,363

REAL ESTATE - 6.5%
Corrections Corp. of America REIT	10,555	$349,159
Duke Realty Corp. REIT	4,685	87,001
Jones Lang LaSalle, Inc.	7,230	1,236,330
Omega Healthcare Investors, Inc. REIT	25,565	877,646
		$2,550,136

RETAILING - 6.3%
Advance Auto Parts, Inc.	2,640	$420,526
Big Lots, Inc.	8,045	361,944
Foot Locker, Inc.	18,000	1,206,180
Murphy USA, Inc.*	4,440	247,841
Signet Jewelers, Ltd.	2,060	264,174
		$2,500,665

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
Integrated Device Technology, Inc.*	4,430	$96,131
Skyworks Solutions, Inc.	13,370	1,391,817
		$1,487,948

SOFTWARE & SERVICES - 7.6%
Alliance Data Systems Corp.*	1,065	$310,916
Broadridge Financial Solutions, Inc.	8,250	412,582
Cadence Design Systems, Inc.*	34,585	679,941
Convergys Corp.	7,930	202,136
FactSet Research Systems, Inc.	1,260	204,763
Fortinet, Inc.*	4,660	192,598

See Notes to Financial Statements.	6

Wright Selected Blue Chip Equities Fund (WSBC)
Portfolio of Investments – As of June 30, 2015

	Shares	Value

Global Payments, Inc.	4,265	$441,214
PTC, Inc.*	13,555	556,026
		$3,000,176

TECHNOLOGY HARDWARE & EQUIPMENT - 4.2%
ARRIS Group, Inc.*	19,390	$593,334
Arrow Electronics, Inc.*	9,065	505,827
Avnet, Inc.	6,860	282,015
Zebra Technologies Corp.*	2,610	289,840
		$1,671,016

TRANSPORTATION - 2.1%
Alaska Air Group, Inc.	9,085	$585,347
JetBlue Airways Corp.*	12,355	256,490
		$841,837

UTILITIES - 4.9%
Great Plains Energy, Inc.	18,340	$443,094
ONE Gas, Inc.	12,001	510,763
UGI Corp.	28,947	997,224
		$1,951,081

TOTAL EQUITY INTERESTS - 99.2% (identified cost, $28,573,092)	$39,154,189

SHORT-TERM INVESTMENTS - 0.9%
Fidelity Government Money Market Fund, 0.01% (1)	337,019	$337,019

TOTAL SHORT-TERM INVESTMENTS - 0.9% (identified cost, $337,019)	$337,019

TOTAL INVESTMENTS — 100.1% (identified cost, $28,910,111)	$39,491,208

LIABILITIES, IN EXCESS OF OTHER ASSETS — (0.1)%	(40,280)

NET ASSETS — 100.0%	$39,450,928

REIT — Real Estate Investment Trust
*	Non-income producing security.
(1)	Variable rate security. Rate presented is as of June 30, 2015.

Portfolio Composition by Sector
% of total investments at June 30, 2015
Financials	23.7%
Industrials	17.2%
Information Technology	15.7%
Consumer Discretionary	15.6%
Health Care	12.0%
Utilities	5.0%
Materials	4.5%
Energy	3.5%
Consumer Staples	2.8%

See Notes to Financial Statements.	7

Wright Selected Blue Chip Equities Fund (WSBC)

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2015

ASSETS:	FALSE
Investments, at value
(identified cost $28,910,111) (Note 1A)	$39,491,208	######
Receivable for fund shares sold	9,630
Dividends receivable	35,985
Prepaid expenses and other assets	20,651
Total assets	$39,557,474

LIABILITIES:
Payable for fund shares reacquired	$89,417
Accrued expenses and other liabilities	17,129
Total liabilities	$106,546
NET ASSETS	$39,450,928

NET ASSETS CONSIST OF:
Paid-in capital	$27,764,283
Accumulated net realized gain on investments	1,073,540
Undistributed net investment income	32,008
Unrealized appreciation on investments	10,581,097
Net assets applicable to outstanding shares	$39,450,928

SHARES OF BENEFICIAL INTEREST OUTSTANDING AT $0.000 PAR VALUE (UNLIMITED SHARES AUTHORIZED)	3,038,788

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE OF BENEFICIAL INTEREST	$12.98

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2015

INVESTMENT INCOME (Note 1C)		FALSE
3E+07	Dividend income	$302,859
	Total investment income	$302,859

Expenses –
	Investment adviser fee (Note 3)	$115,956
	Administrator fee (Note 3)	23,191
	Trustee expense (Note 3)	8,822
	Custodian fee	2,495
	Accountant fee	19,574
	Distribution expenses (Note 4)	48,315
	Transfer agent fee	14,497
	Printing	39
	Shareholder communications	2,873
	Audit services	8,481
	Legal services	12,287
	Compliance services	3,136
	Registration costs	9,408
	Interest expense (Note 8)	118
	Miscellaneous	11,986
	Total expenses	$281,178

Deduct –
	Waiver and/or reimbursement by the principal underwriter and/or investment adviser (Note 4)	$(10,327)
	Net expenses	$270,851
	Net investment income	$32,008

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
	Net realized gain on investment transactions	$1,119,657
	Net change in unrealized appreciation (depreciation) on investments	1,350,381
	Net realized and unrealized gain on investments	$2,470,038
	Net increase in net assets from operations	$2,502,046

See Notes to Financial Statements.	8

Wright Selected Blue Chip Equities Fund (WSBC)

Six Months Ended	Year Ended
STATEMENTS OF CHANGES IN NET ASSETS	June 30, 2015	December 31, 2014
INCREASE (DECREASE) IN NET ASSETS:
From operations –
Net investment income	$32,008	$76,039
0	Net realized gain on investment transactions	1,119,657	6,165,711
Net change in unrealized appreciation (depreciation) on investments	1,350,381	(3,334,464)
Net increase in net assets from operations	$2,502,046	$2,907,286
Distributions to shareholders (Note 2)
From net investment income	$-	$(97,816)
From net realized capital gains	(1,773,549)	(6,795,055)
Total distributions	$(1,773,549)	$(6,892,871)
Net increase in net assets resulting from fund share transactions (Note 6)	$1,112,559	$1,391,495
Net increase (decrease) in net assets	$1,841,056	$(2,594,090)
##
NET ASSETS:
At beginning of period	37,609,872	40,203,962
At end of period	$39,450,928	$37,609,872

UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN NET ASSETS AT END OF PERIOD	$32,008	$-

See Notes to Financial Statements.	9

Wright Selected Blue Chip Equities Fund (WSBC)

These financial highlights reflect selected data for a share outstanding throughout each period.

	Six Months Ended June 30,	Years Ended December 31,
FINANCIAL HIGHLIGHTS	2015		2014	2013	2012	2011	2010

Net asset value, beginning of period	$12.740		$14.160	$11.530	$10.280	$10.400	$8.400
Income (loss) from investment operations:
Net investment income (loss) (1)	0.011		0.027	(0.007)	0.028	(0.018)	(0.022)
Net realized and unrealized gain (loss)	0.838		1.043	4.412	1.616	(0.102)	2.030
Total income (loss) from investment operations	0.849		1.070	4.405	1.644	(0.120)	2.008

Less distributions:
From net investment income	—		(0.036)	— (2)	(0.025)	—	(0.008)
From net realized gains	(0.609)		(2.454)	(1.775)	(0.369)	—	—
Total distributions	(0.609)		(2.490)	(1.775)	(0.394)	—	(0.008)
Net asset value, end of period	$12.980		$12.740	$14.160	$11.530	$10.280	$10.400
Total Return(3)	6.63	%(5)	7.99%	39.82%	16.02%	(1.15)%	23.93%
Ratios/Supplemental Data(6):
Net assets, end of period (000 omitted)	$39,451	$37,610	$40,204	$29,922	$32,362		$28,370
Ratios (As a percentage of average daily net assets):
Net expenses	1.40	%(5)	1.45%	1.40%	1.40%	1.40%	1.40%
Net investment income (loss)	0.17	%(5)	0.19%	(0.06)%	0.25%	(0.17)%	(0.24)%
Portfolio turnover rate	28	%(4)	66%	76%	54%	82%	60%

	For the six months ended June 30, 2015, and for the years ended December 31, 2014, 2013, 2012, 2011 and 2010		For the six months ended June 30, 2015, and for the years ended December 31, 2014, 2013, 2012, 2011 and 2010
(1)		Computed using average shares outstanding.
(2)		Less than $0.001 per share.
(3)
Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.

(4)		Not annualized.
(5)		Annualized.
(6)
For each of the periods presented, the operating expenses of the Fund were reduced by a waiver of fees and/or allocation of expenses to the principal underwriter and/or investment adviser. Had such action not been undertaken, expenses and net investment income (loss) ratios would have been as follows:

	2015		2014	2013	2012	2011	2010

Ratios (As a percentage of average daily net assets):
Expenses	1.45	%(5)	1.51%	1.43%	1.48%	1.46%	1.79%
Net investment income (loss)	0.12	%(5)	0.13%	(0.08)%	0.17%	(0.23)%	(0.63)%

See Notes to Financial Statements.	10

Wright Major Blue Chip Equities Fund (WMBC)
Portfolio of Investments – As of June 30, 2015

Shares	Value

EQUITY INTERESTS - 101.1%

BANKS - 9.6%
Bank of America Corp.	36,940	$628,719
JPMorgan Chase & Co.	11,090	751,458
		$1,380,177

CAPITAL GOODS - 10.4%
3M Co.	3,475	$536,193
General Dynamics Corp.	5,360	759,458
Rockwell Automation, Inc.	1,640	204,410
		$1,500,061

CONSUMER DURABLES & APPAREL - 0.5%
Polaris Industries, Inc.	505	$74,796

CONSUMER SERVICES - 0.5%
Starbucks Corp.	1,405	$75,329

DIVERSIFIED FINANCIALS - 3.7%
Affiliated Managers Group, Inc.*	325	$71,045
Franklin Resources, Inc.	1,385	67,907
T. Rowe Price Group, Inc.	5,085	395,257
		$534,209

ENERGY - 7.1%
Chevron Corp.	2,110	$203,552
Halliburton Co.	5,155	222,026
Schlumberger, Ltd.	6,835	589,108
		$1,014,686

FOOD & STAPLES RETAILING - 0.2%
Walgreens Boots Alliance, Inc.	360	$30,398

FOOD, BEVERAGE & TOBACCO - 4.7%
Coca-Cola Co. (The)	9,235	$362,289
Monster Beverage Corp.*	2,280	305,566
		$667,855

HEALTH CARE EQUIPMENT & SERVICES - 5.5%
Abbott Laboratories	7,490	$367,609
Stryker Corp.	4,435	423,853
		$791,462

INSURANCE - 5.5%
MetLife, Inc.	14,025	$785,260

MATERIALS - 1.7%
CF Industries Holdings, Inc.	3,700	$237,836

PHARMACEUTICALS & BIOTECHNOLOGY - 11.3%
Amgen, Inc.	4,630	$710,798
Gilead Sciences, Inc.	1,760	206,061
Johnson & Johnson	7,325	713,894
		$1,630,753

REAL ESTATE - 0.3%
CBRE Group, Inc. - Class A*	1,340	$49,580

Shares	Value

RETAILING - 5.4%
Dollar Tree, Inc.*	850	$67,142
Foot Locker, Inc.	3,805	254,973
TJX Cos., Inc. (The)	6,950	459,881
		$781,996

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 8.8%
Intel Corp.	17,390	$528,917
Skyworks Solutions, Inc.	4,180	435,138
Texas Instruments, Inc.	5,805	299,015
		$1,263,070

SOFTWARE & SERVICES - 13.2%
Accenture PLC - Class A	2,790	$270,016
Google, Inc. - Class C*	150	78,077
MasterCard, Inc. - Class A	1,080	100,958
Microsoft Corp.	14,755	651,433
Oracle Corp.	16,995	684,899
Visa, Inc. - Class A	1,680	112,812
		$1,898,195

TECHNOLOGY HARDWARE & EQUIPMENT - 5.7%
Apple, Inc.	3,895	$488,530
QUALCOMM, Inc.	5,235	327,868
		$816,398

TELECOMMUNICATION SERVICES - 2.9%
AT&T, Inc.	11,560	$410,611

UTILITIES - 4.1%
NextEra Energy, Inc.	5,995	$587,690

TOTAL EQUITY INTERESTS - 101.1% (identified cost, $12,802,775)	$14,530,362

TOTAL INVESTMENTS — 101.1% (identified cost, $12,802,775)	$14,530,362

LIABILITIES, IN EXCESS OF OTHER ASSETS — (1.1)%	(153,828)

NET ASSETS — 100.0%	$14,376,534

PLC — Public Limited Company
*	Non-income producing security.

Portfolio Composition by Sector
% of total investments at June 30, 2015
Information Technology	27.4%
Financials	18.9%
Health Care	16.7%
Industrials	10.3%
Energy	7.0%
Consumer Discretionary	6.4%
Consumer Staples	4.8%
Utilities	4.1%
Telecommunication Services	2.8%
Materials	1.6%

See Notes to Financial Statements.	11

Wright Major Blue Chip Equities Fund (WMBC)

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2015

ASSETS:	FALSE
Investments, at value
(identified cost $12,802,775) (Note 1A)	$14,530,362	######
Receivable for fund shares sold	340
Dividends receivable	12,074
Prepaid expenses and other assets	19,760
Total assets	$14,562,536

LIABILITIES:
Outstanding line of credit (Note 8)	$175,543
Payable to custodian	1,441
Accrued expenses and other liabilities	9,018
Total liabilities	$186,002
NET ASSETS	$14,376,534

NET ASSETS CONSIST OF:
Paid-in capital	$12,996,011
Accumulated net realized loss on investments	(414,065)
Undistributed net investment income	67,001
Unrealized appreciation on investments	1,727,587
Net assets applicable to outstanding shares	$14,376,534

SHARES OF BENEFICIAL INTEREST OUTSTANDING AT $0.000 PAR VALUE (UNLIMITED SHARES AUTHORIZED)	752,490

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE OF BENEFICIAL INTEREST	$19.11

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2015

INVESTMENT INCOME (Note 1C)		FALSE
1E+07	Dividend income	$171,151
	Total investment income	$171,151

Expenses –
	Investment adviser fee (Note 3)	$44,474
	Administrator fee (Note 3)	8,895
	Trustee expense (Note 3)	8,570
	Custodian fee	2,424
	Accountant fee	18,082
	Distribution expenses (Note 4)	18,531
	Transfer agent fee	12,215
	Printing	15
	Shareholder communications	2,293
	Audit services	8,247
	Legal services	4,795
	Compliance services	2,673
	Registration costs	8,990
	Interest expense (Note 8)	346
	Miscellaneous	7,614
	Total expenses	$148,164

Deduct –
	Waiver and/or reimbursement by the principal underwriter and/or investment adviser (Note 4)	$(44,047)
	Net expenses	$104,117
	Net investment income	$67,034

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
	Net realized gain on investment transactions	$621,046
	Net change in unrealized appreciation (depreciation) on investments	(687,408)
	Net realized and unrealized loss on investments	$(66,362)
	Net increase in net assets from operations	$672

See Notes to Financial Statements.	12

Wright Major Blue Chip Equities Fund (WMBC)

Six Months Ended	Year Ended
STATEMENTS OF CHANGES IN NET ASSETS	June 30, 2015	December 31, 2014
INCREASE (DECREASE) IN NET ASSETS:
From operations –
Net investment income	$67,034	$123,812
0	Net realized gain on investment transactions	621,046	2,701,317
Net change in unrealized appreciation (depreciation) on investments	(687,408)	(677,283)
Net increase in net assets from operations	$672	$2,147,846
Distributions to shareholders (Note 2)
From net investment income	$(2,341)	$(126,109)
Total distributions	$(2,341)	$(126,109)
Net decrease in net assets resulting from fund share transactions (Note 6)	$(1,546,707)	$(3,788,496)
Net decrease in net assets	$(1,548,376)	$(1,766,759)
##
NET ASSETS:
At beginning of period	15,924,910	17,691,669
At end of period	$14,376,534	$15,924,910

UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN NET ASSETS AT END OF PERIOD	$67,001	$2,308

See Notes to Financial Statements.	13

Wright Major Blue Chip Equities Fund (WMBC)

These financial highlights reflect selected data for a share outstanding throughout each period.

	Six Months Ended June 30,	Years Ended December 31,
FINANCIAL HIGHLIGHTS	2015		2014	2013	2012	2011	2010

Net asset value, beginning of period	$19.100		$17.030	$12.690	$12.260	$12.250	$10.870
Income (loss) from investment operations:
Net investment income (loss) (1)	0.086		0.127	0.096	0.082	(0.012)	0.044
Net realized and unrealized gain (loss)	(0.076)		2.095	4.344	0.437	0.022	1.389
Total income (loss) from investment operations	0.010		2.222	4.440	0.519	0.010	1.433

Less distributions:
From net investment income	—	(2)	(0.152)	(0.100)	(0.089)	—	(0.053)
Net asset value, end of period	$19.110		$19.100	$17.030	$12.690	$12.260	$12.250
Total Return(3)	0.07	%(4)	13.04%	35.03%	4.23%	0.08%	13.19%
Ratios/Supplemental Data(6):
Net assets, end of period (000 omitted)	$14,377	$15,925	$17,692	$15,559	$18,921		$21,676
Ratios (As a percentage of average daily net assets):
Net expenses	1.40	%(5)	1.40%	1.40%	1.40%	1.40%	1.41%
Net investment income (loss)	0.90	%(5)	0.71%	0.65%	0.64%	(0.09)%	0.39%
Portfolio turnover rate	30	%(4)	62%	64%	76%	154%	68%

	For the six months ended June 30, 2015, and for the years ended December 31, 2014, 2013, 2012, 2011 and 2010		For the six months ended June 30, 2015, and for the years ended December 31, 2014, 2013, 2012, 2011 and 2010
(1)		Computed using average shares outstanding.
(2)		Less than $0.001 per share.
(3)
Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.

(4)		Not annualized.
(5)		Annualized.
(6)
For each of the periods presented, the operating expenses of the Fund were reduced by a waiver of fees and/or allocation of expenses to the principal underwriter and/or investment adviser. Had such action not been undertaken, expenses and net investment income (loss) ratios would have been as follows:

	2015		2014	2013	2012	2011	2010

Ratios (As a percentage of average daily net assets):
Expenses	2.00	%(5)	1.86%	1.87%	1.84%	1.70%	1.68%
Net investment income (loss)	0.30	%(5)	0.25%	0.17%	0.20%	(0.39)%	0.13%

See Notes to Financial Statements.	14

Wright International Blue Chip Equities Fund (WIBC)
Portfolio of Investments - As of June 30, 2015

Shares	Value

EQUITY INTERESTS - 98.3%

AUSTRALIA - 1.9%
Australia & New Zealand Banking Group, Ltd.	7,186	$177,846
CIMIC Group, Ltd.	4,936	82,515
CSL, Ltd.	2,052	136,377
Woodside Petroleum, Ltd.	5,216	137,229
		$533,967

CANADA - 10.5%
Alimentation Couche-Tard, Inc. - Class B	17,706	$757,765
Canadian Tire Corp., Ltd. - Class A	2,748	294,027
Catamaran Corp.*	6,275	383,652
CGI Group, Inc. - Class A*	10,129	396,333
Magna International, Inc.	5,557	312,023
Manulife Financial Corp.	25,678	477,381
Toronto-Dominion Bank (The)	8,966	380,918
		$3,002,099

DENMARK - 1.8%
AP Moeller - Maersk A/S - Class B	131	$237,139
Novo Nordisk A/S - Class B	3,635	197,948
Pandora A/S	786	84,408
		$519,495

FRANCE - 7.9%
AXA SA	12,407	$312,834
BNP Paribas SA	9,345	563,821
Societe Generale SA	4,253	198,409
TOTAL SA	9,978	484,389
Veolia Environnement SA	6,895	140,511
Vivendi SA	18,635	469,766
Zodiac Aerospace	2,086	67,867
		$2,237,597

GERMANY - 12.1%
Allianz SE	1,407	$219,005
BASF SE	8,194	719,607
Bayer AG	2,197	307,334
Bayerische Motoren Werke AG	2,174	237,819
Continental AG	882	208,583
Daimler AG	3,861	351,209
K+S AG	2,652	111,649
Merck KGaA	1,311	130,559
Muenchener Rueckversicherungs-Gesellschaft AG - Class R	2,747	486,652
Siemens AG	1,215	122,312
Volkswagen AG	2,372	548,530
		$3,443,259

HONG KONG - 1.2%
Cheung Kong Property Holdings, Ltd.*	15,500	$128,558
CK Hutchison Holdings, Ltd.	15,500	227,725
		$356,283

IRELAND - 0.7%
Ryanair Holdings PLC	15,868	$208,802

Shares	Value

ISRAEL - 1.6%
Check Point Software Technologies, Ltd.*	2,067	$164,430
Teva Pharmaceutical Industries, Ltd., ADR	4,796	283,444
		$447,874

ITALY - 3.1%
Enel SpA	19,432	$87,990
Eni SpA	10,866	192,742
Intesa Sanpaolo SpA	162,705	589,542
		$870,274

JAPAN - 25.2%
ABC-Mart, Inc.	1,700	$104,058
Asics Corp.	4,300	111,220
Bridgestone Corp.	3,400	125,800
Central Japan Railway Co.	641	115,795
Daiwa House Industry Co., Ltd.	5,900	137,561
Daiwa Securities Group, Inc.	25,000	187,390
Fuji Electric Co., Ltd.	25,000	107,670
Fuji Heavy Industries, Ltd.	5,100	187,887
Hitachi Metals, Ltd.	3,000	46,116
Hitachi, Ltd.	20,000	131,868
Hoya Corp.	6,600	264,669
ITOCHU Corp.	42,900	566,905
KDDI Corp.	36,200	873,900
Konica Minolta, Inc.	5,600	65,398
Mazda Motor Corp.	9,800	192,052
Mitsubishi Corp.	7,700	169,398
Mitsubishi Electric Corp.	8,000	103,428
Mitsubishi Heavy Industries, Ltd.	21,000	127,804
Mitsubishi UFJ Financial Group, Inc.	22,400	161,055
Mitsui & Co., Ltd.	7,300	99,181
Murata Manufacturing Co., Ltd.	1,600	279,296
NHK Spring Co., Ltd.	10,400	114,654
Nippon Telegraph & Telephone Corp.	11,000	398,549
Nissan Motor Co., Ltd.	27,900	290,708
Nitto Denko Corp.	1,100	90,434
NSK, Ltd.	7,200	111,267
Omron Corp.	3,500	152,168
ORIX Corp.	16,200	241,084
Sekisui Chemical Co., Ltd.	11,000	135,112
Sekisui House, Ltd.	5,200	82,612
Shimadzu Corp.	9,000	122,314
SMC Corp.	300	90,381
Sumitomo Corp.	23,000	267,658
Sumitomo Heavy Industries, Ltd.	23,000	134,205
Sumitomo Rubber Industries, Ltd.	5,000	77,514
Suzuki Motor Corp.	4,600	155,445
Tokyo Gas Co., Ltd.	8,000	42,496
Toyota Motor Corp.	7,600	509,482
		$7,174,534

LUXEMBOURG - 0.5%
Subsea 7 SA*	14,093	$137,482

MARSHALL ISLANDS - 0.2%
Dynagas LNG Partners LP	3,855	$61,217

See Notes to Financial Statements.	15

Wright International Blue Chip Equities Fund (WIBC)
Portfolio of Investments - As of June 30, 2015

Shares	Value

NETHERLANDS - 2.2%
Boskalis Westminster NV	8,365	$409,160
ING Groep NV	13,107	216,283
		$625,443

NORWAY - 1.1%
Statoil ASA	4,083	$72,708
Yara International ASA	4,444	230,687
		$303,395

SPAIN - 6.0%
Banco Bilbao Vizcaya Argentaria SA	19,654	$192,531
Banco Santander SA	39,113	272,983
Enagas SA	5,254	142,809
Gas Natural SDG SA	18,213	412,758
Iberdrola SA	61,073	411,143
Red Electrica Corp. SA	1,537	123,096
Telefonica SA	9,928	141,038
		$1,696,358

SWITZERLAND - 11.5%
ABB, Ltd.	7,568	$158,559
Actelion, Ltd.*	5,277	772,450
Nestle SA	11,896	859,216
Novartis AG	4,072	401,514
Swiss Re AG	9,092	805,054
Zurich Insurance Group AG (Inhaberktie)	930	283,214
		$3,280,007

UNITED KINGDOM - 10.8%
Aviva PLC	42,445	$328,760
BP PLC	39,085	258,262
British American Tobacco PLC	3,333	179,008
Legal & General Group PLC	200,759	785,861
Rio Tinto PLC	9,523	391,494
Royal Dutch Shell PLC - Class B	5,432	154,370
Shire PLC	5,722	458,499
Vodafone Group PLC	47,347	171,153
WPP PLC	15,603	349,924
		$3,077,331

TOTAL EQUITY INTERESTS - 98.3% (identified cost, $22,395,565)	$27,975,417

SHORT-TERM INVESTMENTS - 1.2%
Fidelity Government Money Market Fund, 0.01% (1)	344,374	$344,374

TOTAL SHORT-TERM INVESTMENTS - 1.2% (identified cost, $344,374)	$344,374

TOTAL INVESTMENTS — 99.5% (identified cost, $22,739,939)	$28,319,791

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.5%	144,435

NET ASSETS — 100.0%	$28,464,226

ADR — American Depositary Receipt
LP — Limited Partnership
PLC — Public Limited Company

*	Non-income producing security.
(1)	Variable rate security. Rate presented is as of June 30, 2015.

Portfolio Composition by Sector
% of total investments at June 30, 2015
Financials	25.5%
Consumer Discretionary	17.7%
Industrials	12.2%
Health Care	11.9%
Consumer Staples	6.4%
Materials	5.7%
Telecommunication Services	5.7%
Energy	5.3%
Utilities	4.9%
Information Technology	4.7%

See Notes to Financial Statements.	16

Wright International Blue Chip Equities Fund (WIBC)

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2015

ASSETS:	FALSE
Investments, at value
(identified cost $22,739,939) (Note 1A)	$28,319,791	######
Receivable for fund shares sold	254
Dividends receivable	33,736
Tax reclaims receivable	119,958
Prepaid expenses and other assets	19,615
Total assets	$28,493,354

LIABILITIES:
Due to broker	1,073
Accrued expenses and other liabilities	28,055
Total liabilities	$29,128
NET ASSETS	$28,464,226

NET ASSETS CONSIST OF:
Paid-in capital	$73,481,519
Accumulated net realized loss on investments and foreign currency	(50,904,634)
Undistributed net investment income	318,617
Unrealized appreciation on investments and foreign currency	5,568,724
Net assets applicable to outstanding shares	$28,464,226

SHARES OF BENEFICIAL INTEREST OUTSTANDING AT $0.000 PAR VALUE (UNLIMITED SHARES AUTHORIZED)	1,835,650

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE OF BENEFICIAL INTEREST*	$15.51

* Shares redeemed or exchanged within three months of purchase are charged a 2.00% redemption fee.

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2015

INVESTMENT INCOME (Note 1C)		FALSE
2E+07	Dividend income (net of foreign taxes $74,064)	$620,927
	Total investment income	$620,927

Expenses –
	Investment adviser fee (Note 3)	$116,319
	Administrator fee (Note 3)	24,718
	Trustee expense (Note 3)	8,913
	Custodian fee	18,981
	Accountant fee	31,457
	Distribution expenses (Note 4)	36,350
	Transfer agent fee	22,437
	Printing	27
	Shareholder communications	2,804
	Audit services	8,567
	Legal services	8,306
	Compliance services	3,010
	Registration costs	9,576
	Interest expense (Note 8)	228
	Miscellaneous	12,196
	Total expenses	$303,889

Deduct –
	Waiver and/or reimbursement by the principal underwriter and/or investment adviser (Note 4)	$(34,673)
	Net expenses	$269,216
	Net investment income	$351,711

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) –
	Investment transactions	$471,507
	Foreign currency transactions	(6,871)
	Net realized loss	$464,636

Change in unrealized appreciation (depreciation) –
	Investments	$401,727
	Foreign currency translations	986
	Net change in unrealized appreciation (depreciation) on investments	$402,713
	Net realized and unrealized gain on investments and foreign currency translations	$867,349
	Net increase in net assets from operations	$1,219,060

See Notes to Financial Statements.	17

Wright International Blue Chip Equities Fund (WIBC)

		Six Months Ended	Year Ended
	STATEMENTS OF CHANGES IN NET ASSETS	June 30, 2015	December 31, 2014
	INCREASE (DECREASE) IN NET ASSETS:
	From operations –
	Net investment income	$351,711	$745,142
-47574	Net realized gain on investment and foreign currency transactions	464,636	1,041,806
	Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	402,713	(3,715,302)
	Net increase (decrease) in net assets from operations	$1,219,060	$(1,928,354)
	Distributions to shareholders (Note 2)
	From net investment income	$(31,595)	$(595,650)
	Total distributions	$(31,595)	$(595,650)
	Net decrease in net assets resulting from fund share transactions (Note 6)	$(715,621)	$(1,550,582)
	Net increase (decrease) in net assets	$471,844	$(4,074,586)

	NET ASSETS:
	At beginning of period	27,992,382	32,066,968
	At end of period	$28,464,226	$27,992,382

	UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME INCLUDED IN NET ASSETS AT END OF PERIOD	$318,617	$(1,499)

See Notes to Financial Statements.	18

Wright International Blue Chip Equities Fund (WIBC)

These financial highlights reflect selected data for a share outstanding throughout each period.

	Six Months Ended June 30,	Years Ended December 31,
FINANCIAL HIGHLIGHTS	2015		2014	2013	2012	2011	2010

Net asset value, beginning of period	$14.900		$16.280	$14.120	$12.580	$14.860	$14.460
Income (loss) from investment operations:
Net investment income (1)	0.187		0.382	0.236	0.244	0.224	0.170
Net realized and unrealized gain (loss)	0.439		(1.439)	2.480	1.567	(2.256)	0.640
Total income (loss) from investment operations	0.626		(1.057)	2.716	1.811	(2.032)	0.810

Less distributions:
From net investment income	(0.016)		(0.323)	(0.556)	(0.272)	(0.248)	(0.410)
Redemption Fees(1)	—	(2)	— (2)	— (2)	0.001	— (2)	— (2)
#
Net asset value, end of period	$15.510		$14.900	$16.280	$14.120	$12.580	$14.860
Total Return(3)	4.20	%(4)	(6.51)%	19.46%	14.45%	(13.65)%	5.76%
Ratios/Supplemental Data(6):
Net assets, end of period (000 omitted)	$28,464	$27,992	$32,067	$33,256	$34,250		$49,994
Ratios (As a percentage of average daily net assets):
Net expenses	1.85	%(5)	1.85%	1.85%	1.85%	1.78%	1.74%
Net investment income	2.42	%(5)	2.37%	1.57%	1.84%	1.56%	1.23%
Portfolio turnover rate	22	%(4)	57%	45%	58%	50%	92%

	For the six months ended June 30, 2015, and for the years ended December 31, 2014, 2013, 2012, 2011 and 2010		For the six months ended June 30, 2015, and for the years ended December 31, 2014, 2013, 2012, 2011 and 2010
(1)						Computed using average shares outstanding.
(2)						Less than $0.001 per share.
(3)
Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.

(4)						Not annualized.
(5)						Annualized.
(6)
For each of the periods presented, the operating expenses of the Fund were reduced by a waiver of fees and/or allocation of expenses to the principal underwriter and/or investment adviser. Had such action not been undertaken, expenses and net investment income ratios would have been as follows:

	2015		2014	2013	2012	2010

Ratios (As a percentage of average daily net assets):
Expenses	2.09	%(5)	2.01%	2.01%	2.01%	1.76%
Net investment income	2.18	%(5)	2.21%	1.41%	1.69%	1.22%

See Notes to Financial Statements.	19

The Wright Managed Equity Trust
Notes to Financial Statements

1. Significant Accounting Policies

Wright Selected Blue Chip Equities Fund (“WSBC”), Wright Major Blue Chip Equities Fund (“WMBC”), and Wright International Blue Chip Equities Fund (“WIBC”) (each a “Fund” and collectively, the “Funds”) (the Funds constituting Wright Managed Equity Trust (the “Trust”)), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Funds seek to provide total return consisting of price appreciation and current income.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuations – Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service. Investments in open-end mutual funds are valued at net asset value. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges are monitored by the investment adviser and may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Funds in a manner that most fairly reflects the security’s value, or the amount that the Funds might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B. Investment Transactions – Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C. Income – Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Funds are informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Funds’ understanding of applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium and accretion of discount.

D. Federal Taxes – Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Foreign taxes are provided for based on WIBC’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. At December 31,

20

The Wright Managed Equity Trust
Notes to Financial Statements

2014, WMBC and WIBC, for federal income tax purposes, have capital loss carryforwards of $1,004,704 and $50,437,260, respectively, which will reduce each Fund’s taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

December 31,	WMBC	WIBC
2016	$ -	$15,739,844
2017	1,004,704	34,697,416

As of June 30, 2015, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds’ federal tax returns filed in the 3-year period ended December 31, 2014, remains subject to examination by the Internal Revenue Service.

E. Expenses – The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

F. Redemption Fees – A shareholder who redeems or exchanges shares of WIBC within three months of purchase will incur a redemption fee of 2.00% of the current net asset value of shares redeemed, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to WIBC to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee.

G. Foreign Currency Translation – Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H. Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I. Indemnifications – Under each Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds, and shareholders are indemnified against personal liability for the obligations of the Funds. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

J. Interim Financial Statements – The interim financial statements relating to June 30, 2015, and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

21

The Wright Managed Equity Trust
Notes to Financial Statements

2. Distributions to Shareholders

It is the present policy of the Trust to make annual distributions of all or substantially all of the net investment income of the Funds and to distribute annually all or substantially all of the net realized capital gains (reduced by available capital loss carryforwards from prior years, if any) of the Funds. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the same Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. GAAP requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

As of December 31, 2014, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	WSBC	WMBC	WIBC
Undistributed ordinary income	$-	$2,308	$31,427
Undistributed long-term gain	1,773,382	-	-
Capital loss carryforward and post October losses	-	(1,004,704)	(51,063,021)
Net unrealized appreciation	9,184,766	2,384,588	4,826,836
Total	$10,958,148	$1,382,192	$(46,204,758)

The difference between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, passive foreign investment company transactions and real estate investment trust transactions.

For tax purposes, the prior year deferred late year losses were $625,761 (realized during the period November 1, 2014 through December 31, 2014) for WIBC. This loss was recognized for tax purposes on the first business day of the Fund’s current fiscal year, January 1, 2015.

3. Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Wright Investor Services, Inc. (“Wright”) as compensation for investment advisory services rendered to the Funds. The fees are computed at annual rates of the Funds' average daily net assets as noted below, and are payable monthly.

Annual Advisory Fee Rates
Fund	Under $100 Million	$100 Million to $250 Million	$250 Million to $500 Million	$500 Million to $1 Billion	Over $1 Billion
WSBC	0.60%	0.57%	0.54%	0.50%	0.45%
WMBC	0.60%	0.57%	0.54%	0.50%	0.45%
WIBC	0.80%	0.78%	0.76%	0.72%	0.67%

For the period ended June 30, 2015, the fee and the effective annual rate, as a percentage of average daily net assets for each of the Funds were as follows:

Fund	Investment Adviser Fee	Effective Annual Rate
WSBC	$115,956	0.60%
WMBC	$ 44,474	0.60%
WIBC	$116,319	0.80%

22

The Wright Managed Equity Trust
Notes to Financial Statements

The administrator fee is earned by Wright for administering the business affairs of each Fund. The fee is computed at an annual rate of 0.17% of WIBC’s average daily net assets up to $100 million and 0.07% of average daily net assets over $100 million. The fee is computed at an annual rate of 0.12% of WSBC’s and WMBC’s average daily net assets up to $100 million and 0.07% of average daily net assets over $100 million. Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) serves as sub-administrator of the Funds to perform certain services of the administrator as may be agreed upon between the administrator and sub-administrator. The sub-administration fee is paid by Wright.

For the period ended June 30, 2015, the administrator fee for WSBC, WMBC and WIBC amounted to $23,191, $8,895 and $24,718, respectively.

Certain Trustees and officers of the Trust are Trustees or officers of the above organizations and/or of the Funds’ principal underwriter. Except as to Trustees of the Trust who are not employees of Atlantic or Wright, Trustees and officers receive remuneration for their services to the Trust out of the fees paid to Atlantic and Wright.  The Trustees are compensated by the Trust in conjunction with the Wright Managed Income Trust, rather than on a per Trust or per Fund basis. Quarterly retainer fees are paid in the amount of $4,000 to the Lead Trustee, $3,500 to the Secretary of Independent Trustees, and $3,000 each to the remaining Trustees. In addition, each Trustee will be paid a fee of $1,500 for each regular Board meeting attended. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to each Fund is disclosed in each Fund’s Statement of Operations.

4. Distribution and Service Plans

The Trust has in effect a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act. The Plan provides that each Fund will pay Wright Investors’ Service Distributors, Inc. (“WISDI”), the principal underwriter, a wholly-owned subsidiary of The Winthrop Corporation and an affiliate of Wright, a distribution fee of 0.25% of the average daily net assets of each Fund for distribution services and facilities provided to the Funds by WISDI.  Distribution fees paid or accrued to WISDI for the period ended June 30, 2015, for WSBC, WMBC and WIBC were $48,315, $18,531 and $36,350, respectively. In addition, the Trustees have adopted a service plan (the “Service Plan”) which allows the Funds to reimburse the principal underwriter for payments to intermediaries for providing account administration and personal and account maintenance services to their customers who are beneficial owners of each Fund’s shares. The combined amount of service fees payable under the Service Plan and Rule 12b-1 distribution fees may not exceed 0.25% annually of each Fund’s average daily net assets. For the period ended June 30, 2015, the Funds did not accrue or pay any service fees.

Pursuant to an Expense Limitation Agreement, Wright and WISDI have agreed to waive all or a portion of their fees and reimburse expenses to the extent that total annual operating expenses exceed 1.40% of the average daily net assets of each of WSBC and WMBC and 1.85% of the average daily net assets of WIBC through April 30, 2016 (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business). Thereafter, the waiver and reimbursement may be changed or terminated at any time. Pursuant to this agreement, Wright waived and/or reimbursed investment adviser fees and expenses of $25,516 and $1,261   for WMBC and WIBC, respectively. WISDI waived distribution fees of $10,327, $18,531 and $33,412 for WSBC, WMBC and WIBC, respectively.

23

The Wright Managed Equity Trust
Notes to Financial Statements

5. Investment Transactions

Purchases and sales of investments, other than short-term obligations, were as follows:

Six Months Ended June 30, 2015
	WSBC	WMBC	WIBC
Purchases	$10,677,747	$4,473,849	$6,279,113
Sales	$11,490,072	$5,542,141	$6,790,214

6. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

December 31, 2015	36525	42185	#	#		42004
	Six Months Ended June 30, 2015				Year Ended December 31, 2014
	Shares	Amount			Shares	Amount
WSBC
Sold	375,120	$4,893,874			483,653	$6,650,822
Issued to shareholders in payment of distributions declared	99,526	1,299,808			390,070	5,067,909
Redemptions	(388,855)	(5,081,123)			(760,576)	(10,327,236)
Net increase	85,791	$1,112,559			113,147	$1,391,495
December 31, 2015	36525	42185	#	#		42004

	Six Months Ended June 30, 2015			Year Ended December 31, 2014
	Shares	Amount		Shares	Amount
WMBC
Sold	18,463	$351,694		79,931	$1,428,419
Issued to shareholders in payment of distributions declared	116	2,213		5,861	112,432
Redemptions	(99,869)	(1,900,614)		(290,925)	(5,329,347)
Net decrease	(81,290)	$(1,546,707)		(205,133)	$(3,788,496)
December 31, 2015	36525	42185 #	#		42004

	Six Months Ended June 30, 2015		Year Ended December 31, 2014
	Shares	Amount	Shares	Amount
WIBC
Sold	90,746	$1,398,015	193,526	$3,081,011
Issued to shareholders in payment of distributions declared	1,952	30,612	38,383	576,819
Redemptions	(135,846)	(2,144,703)	(323,080)	(5,208,759)
Redemption fees	-	455	-	347
Net decrease	(43,148)	$(715,621)	(91,171)	$(1,550,582)

7. Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of the investment securities owned at June 30, 2015, as computed on a federal income tax basis, were as follows:

24

The Wright Managed Equity Trust
Notes to Financial Statements

Six Months Ended June 30, 2015
	WSBC	WMBC	WIBC
Aggregate cost	$28,910,111	$12,802,775	$22,739,939
Gross unrealized appreciation	$11,062,823	$2,063,332	$6,213,832
Gross unrealized depreciation	(481,726)	(335,745)	(633,980)
Net unrealized appreciation	$10,581,097	$1,727,587	$5,579,852

8. Line of Credit

The Funds participate with other funds managed by Wright in a committed $10 million unsecured line of credit agreement with MUFG Union Bank, N.A. (“Union Bank”). The Funds may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each Fund based on its borrowings at an amount above the LIBOR rate. Because the line of credit is not available exclusively to each Fund, they may be unable to borrow some or all of the Funds’ requested amounts at any particular time. At June 30, 2015, WMBC had a balance outstanding pursuant to this line of credit of $175,543 at an interest rate of 1.18%.

The average borrowings and average interest rate (based on days with outstanding balances) for the period ended June 30, 2015, were as follows:

	WSBC	WMBC	WIBC
Average borrowings	$156,848	$115,734	$287,912
Average interest rate	1.17%	1.18%	1.18%

9. Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Funds, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

10. Fair Value Measurements

Under GAAP for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

25

The Wright Managed Equity Trust
Notes to Financial Statements

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2015, the inputs used in valuing each Fund’s investments, which are carried at value, were as follows:

WSBC
Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Interests	$39,154,189	$-	$-	$39,154,189
Short-Term Investments	-	337,019	-	337,019
Total Investments	$39,154,189	$337,019	$-	$39,491,208

WMBC
Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Interests	$14,530,362	$-	$-	$14,530,362
Total Investments	$14,530,362	$-	$-	$14,530,362

WIBC
Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Interests	$27,975,417	$-	$-	$27,975,417
Short-Term Investments	-	344,374	-	344,374
Total Investments	$27,975,417	$344,374	$-	$28,319,791

The Level 1 values displayed in these tables under Equity Interests are Common Stock. Refer to each Fund’s Portfolio of Investments for a further breakout of each security by industry or country.

The Funds utilize the end of period methodology when determining transfers in or out of the Level 2 category. As of June 30, 2015, there was $13,490,356 transferred from Level 2 into Level 1 in WIBC as a result of a change in valuation approach. This was a result of securities transferring from quoted prices in an inactive market to quoted prices in an active market.

11. New Accounting Pronouncement

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2015-07 (“ASU 2015-07”) eliminating the requirement for investments measured at net asset value to be categorized within the fair value hierarchy under GAAP and requiring the disclosure of sufficient information to reconcile the fair value of the remaining assets categorized within the fair value hierarchy to the financial statements. ASU 2015-07 is effective for interim and annual reporting periods beginning after December 15, 2015. Management has reviewed the requirements and believes the adoption of ASU 2015-07 will not have a material impact on the financial statements.

26

The Wright Managed Equity Trust
Notes to Financial Statements

12. Review for Subsequent Events

In connection with the preparation of the financial statements of the Funds as of and for the period ended June 30, 2015, events and transactions subsequent to June 30, 2015, have been evaluated by the Funds' management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

27

Wright Current Income Fund (WCIF)
Portfolio of Investments – As of June 30, 2015

Face Amount	Description	Coupon Rate	Maturity Date	Value

FIXED INCOME INVESTMENTS - 96.0%

AGENCY MORTGAGE-BACKED SECURITIES - 93.4%
$224,006	FHLMC Gold Pool #A37619	4.500%	09/01/35	$243,328
487,401	FHLMC Gold Pool #A88945	4.000%	08/01/39	519,761
9,758	FHLMC Gold Pool #C00548	7.000%	08/01/27	11,255
27,422	FHLMC Gold Pool #C00778	7.000%	06/01/29	32,512
99,423	FHLMC Gold Pool #C91034	6.000%	06/01/27	113,704
34,992	FHLMC Gold Pool #D82572	7.000%	09/01/27	39,539
49,525	FHLMC Gold Pool #G04710	6.000%	09/01/38	56,354
421,918	FHLMC Gold Pool #G07025	5.000%	02/01/42	467,529
76,462	FHLMC Gold Pool #G08012	6.500%	09/01/34	90,416
147,787	FHLMC Gold Pool #G08022	6.000%	11/01/34	169,339
131,163	FHLMC Gold Pool #G08047	6.000%	03/01/35	150,267
671,931	FHLMC Gold Pool #G08378	6.000%	10/01/39	761,192
397,544	FHLMC Gold Pool #G30285	6.000%	02/01/26	449,974
107,395	FHLMC Gold Pool #G80111	7.300%	12/17/22	121,868
20,085	FHLMC Gold Pool #H09098	6.500%	10/01/37	22,836
139,995	FHLMC Gold Pool #P00024	7.000%	09/01/32	158,481
100,982	FHLMC Gold Pool #P50019	7.000%	07/01/24	115,716
655,648	FHLMC Gold Pool #P50079	5.000%	07/01/33	714,267
129,810	FHLMC Gold Pool #P50526	6.500%	09/01/36	145,313
1,496,049	FHLMC Gold Pool #Q11280	4.000%	09/01/42	1,586,924
183,523	FHLMC Gold Pool #T30126	5.550%	07/01/37	205,710
236,612	FHLMC Gold Pool #T30133	5.550%	07/01/37	265,324
505,495	FHLMC Gold Pool #T60798	3.500%	07/01/42	514,049
226,568	FHLMC Gold Pool #U30400	5.550%	06/01/37	254,040
290,095	FHLMC, Series 2097, Class PZ	6.000%	11/15/28	330,273
45,813	FHLMC, Series 2176, Class OJ	7.000%	08/15/29	53,391
32,745	FHLMC, Series 2201, Class C	8.000%	11/15/29	37,868
134,734	FHLMC, Series 2218, Class ZB	6.000%	03/15/30	152,885
61,486	FHLMC, Series 2259, Class ZM	7.000%	10/15/30	70,704
34,890	FHLMC, Series 2576, Class HC	5.500%	03/15/33	38,194
109,273	FHLMC, Series 2802, Class OH	6.000%	05/15/34	119,767
317,929	FHLMC, Series 3033, Class WY	5.500%	09/15/35	357,231
126,932	FHLMC, Series 3072, Class DL	6.000%	02/15/35	139,954
453,836	FHLMC, Series 3143, Class BC	5.500%	02/15/36	507,293
64,953	FHLMC, Series 3255, Class QE	5.500%	12/15/36	72,930
100,812	FHLMC, Series 3641, Class TB	4.500%	03/15/40	110,515
450,000	FHLMC, Series 3677, Class PB	4.500%	05/15/40	494,854
108,025	FHLMC, Series 3814, Class B	3.000%	02/15/26	111,199
458,790	FHLMC, Series 3926, Class OP	6.000%	08/15/25	520,917
858,475	FHLMC, Series 3969, Class JY	4.500%	12/15/41	948,300
159,468	FHLMC, Series 4011, Class DA	4.000%	09/15/41	161,257
1,538,851	FHLMC, Series 4011, Class DB	4.000%	09/15/41	1,633,207
242,087	FHLMC, Series 4050, Class NK	4.500%	09/15/41	264,555
319,411	FHLMC, Series 4097, Class VT	3.500%	08/15/25	338,491
86,260	FHLMC, Series 4103, Class DV	3.000%	11/15/25	88,685
1,000,000	FHLMC, Series 4299, Class JY	4.000%	01/15/44	1,076,813
95,617	FHLMC-GNMA, Series 15, Class L	7.000%	07/25/23	109,322
35,021	FHLMC-GNMA, Series 23, Class KZ	6.500%	11/25/23	39,400
57,420	FHLMC-GNMA, Series 4, Class D	8.000%	12/25/22	64,992
277,068	FNMA Pool #252034	7.000%	09/01/28	329,980
43,675	FNMA Pool #252215	6.000%	11/01/28	50,115
340,784	FNMA Pool #256182	6.000%	03/01/36	384,855
45,599	FNMA Pool #256972	6.000%	11/01/37	50,154
286,845	FNMA Pool #257138	5.000%	03/01/38	310,773

See Notes to Financial Statements.	28

Wright Current Income Fund (WCIF)
Portfolio of Investments – As of June 30, 2015

Face Amount	Description	Coupon Rate	Maturity Date	Value
630,882	FNMA Pool #465714	4.680%	08/01/28	$717,156
238,634	FNMA Pool #469130	4.870%	10/01/41	269,541
12,354	FNMA Pool #535131	6.000%	03/01/29	14,166
61,569	FNMA Pool #594207	6.500%	02/01/31	68,840
27,731	FNMA Pool #673315	5.500%	11/01/32	31,126
206,290	FNMA Pool #687887	5.500%	03/01/33	235,997
406,888	FNMA Pool #694795	5.500%	04/01/33	465,551
162,770	FNMA Pool #724888	5.500%	06/01/33	179,404
53,971	FNMA Pool #733750	6.310%	10/01/32	61,797
170,678	FNMA Pool #735861	6.500%	09/01/33	201,189
347,709	FNMA Pool #745318	5.000%	12/01/34	382,414
30,645	FNMA Pool #745630	5.500%	01/01/29	34,396
73,131	FNMA Pool #801357	5.500%	08/01/34	82,825
317,587	FNMA Pool #801506	4.750%	09/01/34	347,681
103,457	FNMA Pool #813839	6.000%	11/01/34	114,870
387,794	FNMA Pool #819457	4.750%	02/01/35	424,598
1,844,500	FNMA Pool #821082	6.000%	03/01/35	2,104,324
260,048	FNMA Pool #831927	6.000%	12/01/36	298,795
812,211	FNMA Pool #846323	4.250%	11/01/35	873,233
592,915	FNMA Pool #851762	4.250%	01/01/36	634,942
80,880	FNMA Pool #871394	7.000%	04/01/21	86,779
583,178	FNMA Pool #883281	7.000%	07/01/36	716,384
137,845	FNMA Pool #888211	7.000%	08/01/36	167,181
36,017	FNMA Pool #888367	7.000%	03/01/37	42,000
76,659	FNMA Pool #888534	5.000%	08/01/37	83,146
1,047,101	FNMA Pool #891367	4.750%	04/01/36	1,154,843
150,604	FNMA Pool #908160	5.500%	12/01/36	164,449
196,646	FNMA Pool #930504	5.000%	02/01/39	215,813
70,220	FNMA Pool #930664	6.500%	03/01/39	83,549
569,457	FNMA Pool #940441	5.780%	03/01/37	648,341
219,452	FNMA Pool #954633	5.500%	02/01/37	236,644
32,462	FNMA Pool #954957	6.000%	10/01/37	35,730
207,722	FNMA Pool #995656	7.000%	06/01/33	248,522
84,046	FNMA Pool #AD0756	6.500%	11/01/28	96,577
549,006	FNMA Pool #AM3191	3.380%	05/01/28	560,759
221,724	FNMA Pool #AM4671	5.320%	10/01/43	256,052
828,930	FNMA Pool #AM5015	4.940%	12/01/43	964,635
186,252	FNMA Whole Loan, Series 2003-W17, Class 1A7	5.750%	08/25/33	202,421
10,310	FNMA Whole Loan, Series 2003-W18, Class 1A6	5.370%	08/25/43	10,339
278,505	FNMA Whole Loan, Series 2004-W11, Class 1A1	6.000%	05/25/44	325,395
181,571	FNMA, Series 2001-52, Class XZ	6.500%	10/25/31	213,074
86,291	FNMA, Series 2001-52, Class YZ	6.500%	10/25/31	97,175
73,379	FNMA, Series 2002-15, Class QH	6.000%	04/25/32	81,174
68,774	FNMA, Series 2003-30, Class JQ	5.500%	04/25/33	75,871
350,995	FNMA, Series 2003-32, Class BZ	6.000%	11/25/32	403,442
202,136	FNMA, Series 2004-17, Class H	5.500%	04/25/34	224,392
285,000	FNMA, Series 2004-25, Class LC	5.500%	04/25/34	319,402
256,000	FNMA, Series 2004-25, Class UC	5.500%	04/25/34	283,131
118,259	FNMA, Series 2005-106, Class UK	5.500%	12/25/35	127,084
172,000	FNMA, Series 2005-120, Class PB	6.000%	01/25/36	203,815
160,258	FNMA, Series 2005-58, Class BC	5.500%	07/25/25	178,034
897,917	FNMA, Series 2006-24, Class Z	5.500%	04/25/36	1,014,082
788,000	FNMA, Series 2006-74, Class PD	6.500%	08/25/36	902,643
282,760	FNMA, Series 2007-76, Class PE	6.000%	08/25/37	313,561
800,000	FNMA, Series 2007-81, Class GE	6.000%	08/25/37	906,962
716,085	FNMA, Series 2008-60, Class JC	5.000%	07/25/38	788,020
88,282	FNMA, Series 2008-86, Class GD	6.000%	03/25/36	97,016

See Notes to Financial Statements.	29

Wright Current Income Fund (WCIF)
Portfolio of Investments – As of June 30, 2015

Face Amount	Description	Coupon Rate	Maturity Date	Value
150,000	FNMA, Series 2009-50, Class AX	5.000%	07/25/39	$173,743
318,000	FNMA, Series 2010-68, Class GE	4.500%	07/25/40	327,597
210,000	FNMA, Series 2011-37, Class LH	4.000%	11/25/40	228,326
184,749	FNMA, Series 2012-51, Class B	7.000%	05/25/42	209,896
503,853	FNMA, Series 2013-17, Class YM	4.000%	03/25/33	548,770
119,751	FNMA, Series G93-5, Class Z	6.500%	02/25/23	134,358
22,148	GNMA I Pool #471369	5.500%	05/15/33	25,037
85,043	GNMA I Pool #487108	6.000%	04/15/29	97,984
87,582	GNMA I Pool #489377	6.375%	03/15/29	99,792
70,796	GNMA I Pool #509930	5.500%	06/15/29	79,820
81,036	GNMA I Pool #509965	5.500%	06/15/29	91,326
27,773	GNMA I Pool #595606	6.000%	11/15/32	31,520
2,158	GNMA I Pool #602377	4.500%	06/15/18	2,268
1,359	GNMA I Pool #603377	4.500%	01/15/18	1,427
224,101	GNMA I Pool #615272	4.500%	07/15/33	249,010
70,066	GNMA I Pool #615403	4.500%	08/15/33	77,400
30,002	GNMA I Pool #616829	5.500%	01/15/25	33,800
51,667	GNMA I Pool #623190	6.000%	12/15/23	58,586
231,085	GNMA I Pool #624600	6.150%	01/15/34	262,658
146,202	GNMA I Pool #626755	5.000%	03/15/35	164,012
48,729	GNMA I Pool #640940	5.500%	05/15/35	56,792
205,582	GNMA I Pool #644970	5.000%	06/15/35	228,119
109,164	GNMA I Pool #647406	5.000%	09/15/35	121,655
158,920	GNMA I Pool #650493	5.000%	01/15/36	176,956
29,095	GNMA I Pool #677162	5.500%	08/15/23	31,950
392,039	GNMA I Pool #678649	4.000%	12/15/39	423,850
211,487	GNMA I Pool #697999	4.500%	02/15/24	228,128
469,600	GNMA I Pool #711286	6.500%	10/15/32	536,244
155,133	GNMA I Pool #760369	5.000%	08/15/41	171,885
140,243	GNMA I Pool #782771	4.500%	09/15/24	151,523
190,168	GNMA I Pool #AB1821	3.250%	10/15/42	194,957
825,990	GNMA II Pool #003066	5.500%	04/20/31	932,452
42,111	GNMA II Pool #003284	5.500%	09/20/32	47,913
80,372	GNMA II Pool #003346	5.500%	02/20/33	91,745
25,874	GNMA II Pool #003401	4.500%	06/20/33	28,152
190,759	GNMA II Pool #003403	5.500%	06/20/33	218,064
45,908	GNMA II Pool #003554	4.500%	05/20/34	49,960
105,448	GNMA II Pool #003689	4.500%	03/20/35	114,552
220,397	GNMA II Pool #003931	6.000%	12/20/36	250,592
15,678	GNMA II Pool #004284	5.500%	11/20/38	16,804
180,322	GNMA II Pool #004291	6.000%	11/20/38	207,348
118,206	GNMA II Pool #004412	5.000%	04/20/39	125,608
237,372	GNMA II Pool #004561	6.000%	10/20/39	272,972
155,713	GNMA II Pool #004702	3.500%	06/20/25	163,151
225,365	GNMA II Pool #004753	8.000%	08/20/30	250,806
758,670	GNMA II Pool #004838	6.500%	10/20/40	888,221
86,141	GNMA II Pool #575787	5.760%	03/20/33	96,988
141,902	GNMA II Pool #610116	5.760%	04/20/33	159,722
62,298	GNMA II Pool #610143	5.760%	06/20/33	70,119
203,896	GNMA II Pool #648541	6.000%	10/20/35	221,847
95,759	GNMA II Pool #748939	4.000%	09/20/40	103,192
797,443	GNMA II Pool #781642	5.500%	08/20/33	910,154
335,822	GNMA II Pool #MA2295	4.500%	10/20/44	348,229
1,961,908	GNMA II Pool #MA2681	5.000%	03/20/45	2,155,106
167,170	GNMA Pool #675477	5.000%	06/15/38	185,658
537,737	GNMA Pool #752112	3.500%	01/15/33	565,199
207,149	GNMA, Series 2002-33, Class ZD	6.000%	05/16/32	236,713

See Notes to Financial Statements.	30

Wright Current Income Fund (WCIF)
Portfolio of Investments – As of June 30, 2015

Face Amount	Description	Coupon Rate	Maturity Date	Value
68,265	GNMA, Series 2002-45, Class QE	6.500%	06/20/32	$80,182
59,119	GNMA, Series 2002-7, Class PG	6.500%	01/20/32	69,442
153,576	GNMA, Series 2003-103, Class PC	5.500%	11/20/33	175,311
116,296	GNMA, Series 2003-26, Class MA	5.500%	03/20/33	126,049
154,000	GNMA, Series 2003-46, Class HA	4.500%	06/20/33	167,208
179,000	GNMA, Series 2003-46, Class MA	5.000%	05/20/33	193,690
480,783	GNMA, Series 2003-46, Class ND	5.000%	06/20/33	528,419
435,943	GNMA, Series 2003-57, Class C	4.500%	04/20/33	485,457
111,000	GNMA, Series 2003-84, Class PC	5.500%	10/20/33	124,588
57,451	GNMA, Series 2004-16, Class GB	5.500%	06/20/33	59,722
211,000	GNMA, Series 2005-13, Class BE	5.000%	09/20/34	230,831
756,397	GNMA, Series 2005-17, Class GE	5.000%	02/20/35	851,331
282,722	GNMA, Series 2005-49, Class B	5.500%	06/20/35	317,171
227,000	GNMA, Series 2005-51, Class DC	5.000%	07/20/35	247,319
82,385	GNMA, Series 2005-93, Class BH	5.500%	06/20/35	93,456
43,465	GNMA, Series 2007-18, Class B	5.500%	05/20/35	49,312
1,172,000	GNMA, Series 2007-6, Class LE	5.500%	02/20/37	1,304,593
122,420	GNMA, Series 2007-68, Class NA	5.000%	11/20/37	135,129
71,954	GNMA, Series 2007-70, Class PE	5.500%	11/20/37	80,083
240,000	GNMA, Series 2008-26, Class JP	5.250%	03/20/38	270,038
300,000	GNMA, Series 2008-35, Class EH	5.500%	03/20/38	334,511
314,000	GNMA, Series 2008-65, Class CM	5.000%	08/20/38	349,540
1,341,000	GNMA, Series 2008-65, Class PG	6.000%	08/20/38	1,544,994
157,000	GNMA, Series 2009-47, Class LT	5.000%	06/20/39	177,028
592,654	GNMA, Series 2009-57, Class VB	5.000%	06/16/39	673,471
706,000	GNMA, Series 2009-93, Class AY	5.000%	10/20/39	786,329
2,000,000	GNMA, Series 2010-116, Class PB	5.000%	06/16/40	2,340,312
350,000	GNMA, Series 2010-89, Class BG	4.000%	07/20/40	376,844
527,433	GNMA, Series 61, Class ZQ	6.000%	08/16/39	685,107

Total Agency Mortgage-Backed Securities (identified cost, $61,885,067)	$63,037,977

OTHER US. GOVERNMENT GUARANTEED - 2.6%

INDUSTRIALS - 2.6%
$1,536,000	Vessel Management Services, Inc.	5.125%	04/16/35	$1,772,111

Total Other U.S. Government Guaranteed (identified cost, $1,766,411)	$1,772,111

TOTAL FIXED INCOME INVESTMENTS (identified cost, $63,651,478) — 96.0%	$64,810,088

SHORT-TERM INVESTMENTS - 3.9%

$2,634,407	Fidelity Government Money Market Fund, 0.01% (1)	$2,634,407

TOTAL SHORT-TERM INVESTMENTS (identified cost, $2,634,407) — 3.9%	$2,634,407

TOTAL INVESTMENTS (identified cost, $66,285,885) — 99.9%	$67,444,495

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.1%	73,132

NET ASSETS — 100.0%	$67,517,627

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
(1)	Variable rate security. Rate presented is as of June 30, 2015.

See Notes to Financial Statements.	31

Wright Current Income Fund (WCIF)
Portfolio of Investments – As of June 30, 2015
Portfolio Composition by Security Type
% of total investments at June 30, 2015
Agency Mortgage-Backed Securities	93.5%
Other U.S. Government Guaranteed	2.6%
Short-Term Investments	3.9%

See Notes to Financial Statements.	32

Wright Current Income Fund (WCIF)
STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2015

ASSETS:	FALSE
Investments, at value
(identified cost $66,285,885) (Note 1A)	$67,444,495	######
Receivable for fund shares sold	7,514
Dividends and interest receivable	262,203
Prepaid expenses and other assets	23,628
Total assets	$67,737,840

LIABILITIES:
Payable for fund shares reacquired	$83,413
Distributions payable	113,807
Accrued expenses and other liabilities	22,993
Total liabilities	$220,213
NET ASSETS	$67,517,627

NET ASSETS CONSIST OF:
Paid-in capital	$70,516,488
Accumulated net realized loss on investments	(3,739,881)
Distributions in excess of net investment income	(417,590)
Unrealized appreciation on investments	1,158,610
Net assets applicable to outstanding shares	$67,517,627

SHARES OF BENEFICIAL INTEREST OUTSTANDING AT $0.000 PAR VALUE (UNLIMITED SHARES AUTHORIZED)	7,166,861

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE OF BENEFICIAL INTEREST	$9.42

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2015

INVESTMENT INCOME (Note 1C)		FALSE
	Interest income	$1,069,624
7E+07	Dividend income	112
	Total investment income	$1,069,736

Expenses –
	Investment adviser fee (Note 3)	$149,068
	Administrator fee (Note 3)	29,814
	Trustee expense (Note 3)	8,801
	Custodian fee	3,335
	Accountant fee	20,713
	Distribution expenses (Note 4)	82,815
	Transfer agent fee	14,625
	Printing	66
	Shareholder communications	4,075
	Audit services	9,967
	Legal services	15,958
	Compliance services	3,611
	Registration costs	11,473
	Miscellaneous	38,474
	Total expenses	$392,795

Deduct –
	Waiver and/or reimbursement by the principal underwriter and/or investment adviser (Note 4)	$(94,650)
	Net expenses	$298,145
	Net investment income	$771,591

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
	Net realized gain on investment transactions	$110,517
	Net change in unrealized appreciation (depreciation) on investments	(289,350)
	Net realized and unrealized loss on investments	$(178,833)
	Net increase in net assets from operations	$592,758

See Notes to Financial Statements.	33

Wright Current Income Fund (WCIF)

Six Months Ended	Year Ended
STATEMENTS OF CHANGES IN NET ASSETS	June 30, 2015	December 31, 2014
INCREASE (DECREASE) IN NET ASSETS:
From operations –
Net investment income	$771,591	$1,424,346
0	Net realized gain on investment transactions	110,517	318,848
Net change in unrealized appreciation (depreciation) on investments	(289,350)	878,219
Net increase in net assets from operations	$592,758	$2,621,413
Distributions to shareholders (Note 2)
From net investment income	$(1,189,181)	$(2,234,588)
Total distributions	$(1,189,181)	$(2,234,588)
Net increase in net assets resulting from fund share transactions (Note 6)	$2,160,128	$6,190,538
Net increase in net assets	$1,563,705	$6,577,363
##
NET ASSETS:
At beginning of period	65,953,922	59,376,559
At end of period	$67,517,627	$65,953,922

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME INCLUDED IN NET ASSETS AT END OF PERIOD	$(417,590)	$-

See Notes to Financial Statements.	34

Wright Current Income Fund (WCIF)

These financial highlights reflect selected data for a share outstanding throughout each period.

	Six Months Ended June 30,	Years Ended December 31,
FINANCIAL HIGHLIGHTS	2015		2014	2013	2012	2011	2010

Net asset value, beginning of period	$9.500		$9.440	$10.010	$10.100	$9.910	$9.830
Income (loss) from investment operations:
Net investment income (1)	0.110		0.225	0.173	0.225	0.303	0.377
Net realized and unrealized gain (loss)	(0.020)		0.188	(0.365)	0.081	0.302	0.175
Total income (loss) from investment operations	0.090		0.413	(0.192)	0.306	0.605	0.552

Less distributions:
From net investment income	(0.170)		(0.353)	(0.378)	(0.396)	(0.415)	(0.472)
Net asset value, end of period	$9.420		$9.500	$9.440	$10.010	$10.100	$9.910
Total Return(2)	0.94	%(3)	4.44%	(1.95)%	3.06%	6.22%	5.70%
Ratios/Supplemental Data(5):
Net assets, end of period (000 omitted)	$67,518	$65,954	$59,377	$79,454	$61,325		$40,584
Ratios (As a percentage of average daily net assets):
Net expenses	0.90	%(4)	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	2.33	%(4)	2.37%	1.77%	2.23%	3.03%	3.79%
Portfolio turnover rate	21	%(3)	27%	39%	27%	50%	54%

	For the six months ended June 30, 2015, and for the years ended December 31, 2014, 2013, 2012, 2011 and 2010		For the six months ended June 30, 2015, and for the years ended December 31, 2014, 2013, 2012, 2011 and 2010
(1)		Computed using average shares outstanding.
(2)
Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.

(3)		Not annualized.
(4)		Annualized.
(5)
For each of the periods presented, the operating expenses of the Fund were reduced by a waiver of fees and/or allocation of expenses to the principal underwriter and/or investment adviser. Had such action not been undertaken, expenses and net investment income ratios would have been as follows:

	2015		2014	2013	2012	2011	2010

Ratios (As a percentage of average daily net assets):
Expenses	1.19	%(4)	1.24%	1.16%	1.16%	1.19%	1.33%
Net investment income	2.04	%(4)	2.03%	1.51%	1.97%	2.74%	3.36%

See Notes to Financial Statements.	35

The Wright Managed Income Trust
Notes to Financial Statements

1. Significant Accounting Policies

Wright Current Income Fund (“WCIF”) (the “Fund”) is a diversified portfolio of Wright Managed Income Trust (the “Trust”), an open-end, management investment company that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). WCIF seeks a high level of current income consistent with moderate fluctuations of principal.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuations – Debt obligations, including listed securities and securities for which quotations are readily available, will normally be valued on the basis of reported trades or market quotations provided by third party pricing services, when these prices are representative of the securities’ market values. For debt securities where market quotations are not readily available, the pricing services will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service as described above. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B. Investment Transactions – Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C. Income – Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium and accretion of discount.

Paydown gains and losses are included in interest income.

D. Federal Taxes – The Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2014, WCIF, for federal income tax purposes, had capital loss carryforwards subject to expiration of $160,341, which will reduce the Fund’s taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

December 31,	WCIF
2015	$160,341

36

The Wright Managed Income Trust
Notes to Financial Statements

As a result of the Regulated Investment Company Modernization Act of 2010, net capital losses realized on or after January 1, 2011 (effective date) may be carried forward indefinitely to offset future realized capital gains; however, post-effective losses must be used before pre-effective capital loss carryforwards with expiration dates.  Therefore, it is possible that all or a portion of a fund’s pre-effective capital loss carryforwards could expire unused.  In addition to the amounts noted in the table above, WCIF has $1,725,949 available short term capital loss carryforwards and $1,553,718 available long term capital loss carryforwards that have no expiration date.

As of June 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s federal tax returns filed in the 3-year period ended December 31, 2014, remain subject to examination by the Internal Revenue Service.

E. Expenses – The majority of expenses of the Trust are directly identifiable to the Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

F. Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G. Indemnifications – Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Fund. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H. Interim Financial Statements – The interim financial statements relating to June 30, 2015, and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of Fund management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2. Distributions to Shareholders

The net investment income of the Fund is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Distributions are generally paid monthly.  Distributions of net realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. GAAP requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

As of December 31, 2014, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

WCIF
Capital loss carryforward and post October losses	$(3,572,158)
Unrealized appreciation	1,169,720
Total	$(2,402,438)

37

The Wright Managed Income Trust
Notes to Financial Statements

The difference between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to premium amortization and paydown gain (loss).

For tax purposes, the prior year post-October loss was $132,150 (realized during the period November 1, 2014 through December 31, 2014) for WCIF. This loss was recognized for tax purposes on the first business day of the Fund’s current fiscal year, January 1, 2015.

3. Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Wright Investor Services, Inc. (“Wright”) as compensation for investment advisory services rendered to the Fund. The fees are computed at annual rates of the Fund’s average daily net assets as noted below, and are payable monthly.

Annual Advisory Fee Rates
Fund	Under $100 Million	$100 Million to $250 Million	$250 Million to $500 Million	$500 Million to $1 Billion	Over $1 Billion
WCIF	0.45%	0.44%	0.42%	0.40%	0.35%

For the period ended June 30, 2015, the fee and the effective annual rate, as a percentage of average daily net assets for the Fund was as follows:

Fund	Investment Adviser Fee	Effective Annual Rate
WCIF	$149,068	0.45%

The administrator fee is earned by Wright for administering the business affairs of the Fund. The fee is computed at an annual rate of 0.09% of the average daily net assets up to $100 million for WCIF, and 0.05% of average daily net assets over $100 million. Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) serves as sub-administrator of the Fund to perform certain services of the administrator as may be agreed upon between the administrator and sub-administrator. The sub-administration fee is paid by Wright.

For the period ended June 30, 2015, the administrator fee for WCIF amounted to $29,814.

Certain Trustees and officers of the Trust are Trustees or officers of the above organizations and/or of the Fund’s principal underwriter. Except as to Trustees of the Trust who are not employees of Atlantic or Wright, Trustees and officers receive remuneration for their services to the Trust out of the fees paid to Atlantic and Wright.  The Trustees are compensated by the Trust in conjunction with the Wright Managed Equity Trust, rather than on a per Trust or per Fund basis. Quarterly retainer fees are paid in the amount of $4,000 to the Lead Trustee, $3,500 to the Secretary of Independent Trustees, and $3,000 each to the remaining Trustees. In addition, each Trustee will be paid a fee of $1,500 for each regular Board meeting attended. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Fund’s Statement of Operations.

4. Distribution and Service Plans

The Trust has in effect a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act. The Plan provides that the Fund will pay Wright Investors’ Service Distributors, Inc. (“WISDI”), the principal underwriter, a wholly-owned subsidiary of The Winthrop Corporation and an affiliate of Wright, a distribution fee of 0.25% of the average daily net assets of the Fund for distribution services and facilities provided to the Fund by WISDI.  Distribution fees paid or accrued to WISDI for the period ended June 30, 2015, for WCIF were $82,815.

38

The Wright Managed Income Trust
Notes to Financial Statements

In addition, the Trustees have adopted a service plan (the “Service Plan”) which allows the Fund to reimburse the principal underwriter for payments to intermediaries for providing account administration and personal and account maintenance services to their customers who are beneficial owners of the Fund’s shares. The combined amount of service fees payable under the Service Plan and Rule 12b-1 distribution fees may not exceed 0.25% annually of the Fund’s average daily net assets. For the period ended June 30, 2015, the Fund did not accrue or pay any service fees.

Pursuant to an Expense Limitation Agreement, Wright and WISDI have agreed to waive all or a portion of their fees and reimburse expenses to the extent that total annual operating expenses exceed 1.00% of the average daily net assets of WCIF, through April 30, 2016 (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business). Thereafter, the waiver and reimbursement may be changed or terminated at any time. In addition, Wright and WISDI have voluntarily agreed to further limit the total annual expenses of WCIF to 0.90% of its average daily net assets. Such voluntary limitation may be terminated at any time. Pursuant to these agreements and voluntary limitation, Wright waived and/or reimbursed investment adviser fees of $11,835 for WCIF. WISDI waived distribution fees of $82,815 for WCIF.

5. Investment Transactions

Purchases and sales (including maturities and paydowns) of investments, other than short-term obligations, were as follows:

Six Months Ended June 30, 2015
WCIF
Purchases -
Non-U.S. Government & Agency Obligations	$ -
U.S. Government & Agency Obligations	14,342,151
Sales -
Non-U.S. Government & Agency Obligations	$ 39,000
U.S. Government & Agency Obligations	13,319,610

6. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

December 31, 2015	36525	42185	#	#		42004
	Six Months Ended June 30, 2015				Year Ended December 31, 2014
	Shares	Amount			Shares	Amount
WCIF
Sold	1,115,580	$10,621,128			2,047,812	$19,432,258
Issued to shareholders in payment of distributions declared	53,721	512,558			103,005	977,337
Redemptions	(942,885)	(8,973,558)			(1,498,967)	(14,219,057)
Net increase	226,416	$2,160,128			651,850	$6,190,538

7. Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of the investment securities owned at June 30, 2015, as computed on a federal income tax basis, were as follows:

39

The Wright Managed Income Trust
Notes to Financial Statements

Six Months Ended June 30, 2015
WCIF
Aggregate cost	$66,285,885
Gross unrealized appreciation	$1,551,510
Gross unrealized depreciation	(392,900)
Net unrealized appreciation	$1,158,610

8. Line of Credit

The Fund participates with other funds managed by Wright in a committed $10 million unsecured line of credit agreement with Union Bank of California, N.A. (“Union Bank”). The Fund may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to the Fund based on its borrowings at an amount above the LIBOR rate. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of the Fund’s requested amounts at any particular time. During the period ended June 30, 2015, the Fund had no outstanding balances pursuant to this line of credit.

9. Fair Value Measurements

Under GAAP for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2015, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

WCIF
Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency Mortgage-Backed Securities	$-	$63,037,977	$-	$63,037,977
Other U.S. Government Guaranteed	-	1,772,111	-	1,772,111
Short-Term Investments	-	2,634,407	-	2,634,407
Total Investments	$-	$67,444,495	$-	$67,444,495

The level classification by major category of investments is the same as the category presentation in the Fund’s Portfolio of Investments.

There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2015.

40

The Wright Managed Income Trust
Notes to Financial Statements

10. New Accounting Pronouncement

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2015-07 (“ASU 2015-07”) eliminating the requirement for investments measured at net asset value to be categorized within the fair value hierarchy under GAAP and requiring the disclosure of sufficient information to reconcile the fair value of the remaining assets categorized within the fair value hierarchy to the financial statements. ASU 2015-07 is effective for interim and annual reporting periods beginning after December 15, 2015. Management has reviewed the requirements and believes the adoption of ASU 2015-07 will not have a material impact on the financial statements.

11. Review for Subsequent Events

In connection with the preparation of the financial statements of the Fund as of and for the period ended June 30, 2015, events and transactions subsequent to June 30, 2015, have been evaluated by the Fund's management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

41

Board of Trustees
Annual Approval of the Investment Advisory Agreement

The investment advisory agreement between Wright Managed Equity Trust and Wright Managed Income Trust (the “Trusts”), on behalf of the series of the Trusts (the “Funds”), and Wright Investors’ Service, Inc. (“Wright”) must be renewed at least annually by the vote of the Trustees, including a majority of the Trustees who are not parties to the agreement or “interested persons” of any party thereto (the “Independent Trustees”).

In March 2015 (the “March Meeting”), the Independent Trustees and the interested Trustee (together, the “Board”) met in person joined by representatives of Wright and others to give consideration to information bearing on the approval of the investment advisory agreement between the Trusts, on behalf of each Fund, and Wright.  The Independent Trustees and independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) also met separately from the interested Trustee, representatives of Wright, and others in order to further consider such information.  A description of the conclusion of the Board in approving the investment advisory agreement follows.

The Board was presented with a wide range of information to assist in their deliberations.  These materials included comparative performance of each Fund with appropriate benchmarks, including the average return within the applicable Morningstar category.  The comparative performance for each Fund was presented for all periods available as of the end of the calendar year and for compound annual rates for various cumulative periods ended December 31, 2014.  The materials also included comparative investment advisory fees and expenses of each Fund, both before and after any fee waivers or expense limitations, with an appropriate peer group of funds.

The materials also included a copy of the proposed investment advisory agreement and other information regarding the fee arrangement, including the structure of the investment advisory fee, the method of computing that fee, the expense limitations in place, potential economies of scale resulting from increases in the size of each Fund, and the extent to which it could later be appropriate for some portion of the benefit of these economies of scale to be shared with each Fund’s shareholders.  The Independent Trustees also received a memorandum from Independent Legal Counsel concerning their responsibilities with respect to the approval of the investment advisory agreement.

The Board was also presented information concerning the following:

•	the terms of the proposed investment advisory agreement, including the fees payable under the agreement, and expense limitations for each Fund;

•	the manner in which each Fund’s shares would be distributed and the presence of a distribution fee that could be paid by the Fund;

•	the nature and extent of the services to be provided by Wright, including information about the investment strategies and policies of the Funds;

•	the personnel of Wright responsible for managing each Fund;

•	the compliance program of Wright;

•	the financial condition and stability of Wright;

•	the potential for Wright to derive benefits that are ancillary to serving as an investment adviser to the Funds; and

•	the profitability of Wright from the advisory fee to be paid by each Fund.

At the March Meeting, the Board reviewed, considered and discussed, among themselves and with Wright, and separately with Independent Legal Counsel, among other things, the information described above.  The Trustees also considered the overall reputation, capabilities, and commitment of Wright to provide high-quality service to the Funds.

42

Board of Trustees
Annual Approval of the Investment Advisory Agreement

After full consideration of the factors discussed above, the Board, including the Independent Trustees, unanimously approved the investment advisory agreement.  In making its approval, the Board concluded that the nature, extent and quality of services provided by Wright supported the renewal of the agreement.  The Board also concluded that the investment performance of each Fund was such that the agreement should continue.  In addition, the Board concluded that fees paid by a Fund to Wright appeared to be acceptable in light of the nature, extent and quality of the services provided by Wright.  Further, the Board concluded that Wright’s profitability in providing services under the investment advisory agreement did not appear unreasonably high in light of the nature, extent and quality of the services provided by the Wright.  Finally, the Board concluded that the investment advisory agreement in some measure share economies of scale with shareholders.  In approving the renewal of the investment advisory agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for the various Funds.

43

Important Notices Regarding Delivery of Shareholder
Documents, Portfolio Holdings and Proxy Voting

The Wright Managed Blue Chip Investment Funds
Wright Investors’ Service, Inc.
Wright Investors’ Service Distributors, Inc.

Important Notice Regarding Delivery of Shareholders Documents

The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Wright, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Wright, or your financial adviser, otherwise.

If you would prefer that your Wright documents not be householded, please contact Wright at (800) 555-0644, or your financial adviser.

Your instructions that householding not apply to delivery of your Wright documents will be effective within 30 days of receipt by Wright or your financial adviser.

Portfolio Holdings

In accordance with rules established by the SEC, the Funds send semi-annual and annual reports to shareholders that contain a complete list of portfolio holdings as of the end of the second and fourth quarters, respectively, within 60 days of quarter-end and after filing with the SEC. The Funds also disclose complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter-end. The Funds’ complete portfolio holdings as reported in annual and semi-annual reports and on Form N-Q are available for viewing on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s public reference room (information on the operation and terms of usage of the SEC public reference room is available at http://sec.gov/info/edgar/prrules.htm or by calling (800) SEC-0330). After filing, the Funds’ portfolio holdings as reported in annual and semi-annual reports are also available on Wright’s website at www.wrightinvestors.com and are available upon request at no additional cost by contacting Wright at (800) 555-0644.

Proxy Voting Policies and Procedures

From time to time funds are required to vote proxies related to the securities held by the funds. The Wright Managed Blue Chip Investment Funds vote proxies according to a set of policies and procedures approved by the Funds’ Board. You may obtain a description of these policies and procedures and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 without charge, upon request, by calling (800) 555-0644. This description is also available on the SEC website at http://www.sec.gov.

44

The Wright Managed Blue Chip Investment Funds

(continued from inside front cover)

One Fixed-Income Fund

Wright Current Income Fund (WCIF) (the “Fund”) may be invested in a variety of securities and may use a number of strategies, including GNMAs, to produce a high level of income with reasonable stability of principal. The Fund reinvests all principal payments. Dividends are accrued daily and paid monthly. The Fund’s benchmark is the Barclays GNMA Backed Bond Index.

WRIGHT
INVESTORS' SERVICE

Wright Investors' Service Distributors, Inc.
177 West Putnam Avenue, Greenwich, Connecticut 06830

Semi-Annual Report

Officers and Trustees of the Funds
Peter M. Donovan, President and Trustee
A. M. Moody III, Vice President
James J. Clarke, Trustee
Dorcas R. Hardy, Trustee
Richard E. Taber, Trustee
Adam R. Waldstein, Secretary
Michael J. McKeen, Treasurer

Investment Adviser and Administrator
Wright Investors' Service, Inc.
177 West Putnam Avenue
Greenwich, Connecticut 06830

Principal Underwriter
Wright Investors' Service Distributors, Inc.
177 West Putnam Avenue
Greenwich, Connecticut 06830
e-mail: wright@wisi.com

Custodian
Union Bank, NA
350 California Street
San Francisco, California 94104

Transfer and Dividend Disbursing Agent
Atlantic Fund Services
P.O. Box 588
Portland, Maine 04112

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a mutual fund unless accompanied or preceded by a Fund's current prospectus.

comb-sar-150630

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.
(a)	Included as part of report to stockholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
There have been no material changes to the procedures by which a Fund’s shareholder may recommend nominees to the registrant’s board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A(17 CFR240 14a-101), or this item.

ITEM 11. CONTROLS AND PROCEDURES
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified to the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS.

(a)(1)  Not applicable
(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)
(a)(3)  Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      The Wright Managed Equity Trust (On behalf of Wright Selected Blue Chip Equities Fund, Wright Major Blue Chip Equities Fund and Wright International Blue Chip Equities Fund)

By           /s/ Peter M. Donovan
Peter M. Donovan
President

Date           August 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By          /s/ Peter M. Donovan
Peter M. Donovan
President

Date           August 6, 2015

By           /s/ Michael J. McKeen
Michael J. McKeen
Treasurer

Date           August 6, 2015